Earnings (Losses) Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE
NOTE 9:-	EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (losses) per share:

	Six months ended June 30,
	2022	2021
Numerator for basic and diluted net earnings (losses) per share:

Net income (loss)	$(24,673)	$10,701

Weighted average shares outstanding:

Denominator for basic earnings (losses) per share	49,707,782	46,119,416

Effect of dilutive securities:

Share options, warrants and restricted share units	-	1,590,013
Denominator for diluted earnings (losses) per share	49,707,782	47,709,429

Basic earnings (losses) per share	$(0.50)	$0.23

Diluted earnings (losses) per share	$(0.50)	$0.22

The total number of shares related to the outstanding options and RSUs excluded from the calculation of diluted earnings per share due to their anti-dilutive effect was 47,663 for the six months ended June 30, 2021. During the six months ended June 30, 2022, the Company was in a loss position and therefore all of its outstanding securities were antidilutive.